                         AIM INVESTMENT SECURITIES FUNDS

                               AIM HIGH YIELD FUND
                             AIM HIGH YIELD FUND II
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                       AIM LIMITED MATURITY TREASURY FUND


                        Supplement dated October 1, 2001
       to the Statement of Additional Information dated November 28, 2000 as revised February 22, 2001 and as supplemented May 4, 2001, July 6, 2001,
            August 1, 2001, September 4, 2001 and September 18, 2001


The following information replaces in its entirety the section titled "MANAGEMENT" - "Trustees and Officers" on page 39 of the Statement of Additional
Information:

"TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the trustees of the Trust also serve as directors or trustees of some or all of the other AIM Funds. Certain of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

                                        POSITION(S)
                                        HELD WITH                PRINCIPAL OCCUPATION(S) DURING AT LEAST
NAME, ADDRESS AND AGE                   REGISTRANT               THE PAST 5 YEARS
---------------------                   ----------               ---------------------------------------
*ROBERT H. GRAHAM (54)                  Trustee,                 Chairman, President and Chief Executive Officer,
                                        Chairman and             A I M Management Group Inc.; Chairman and President,
                                        President                A I M Advisors, Inc.; Director and Senior
                                                                 Vice President, A I M Capital Management, Inc.;
                                                                 Chairman, A I M Distributors, Inc., A I M Fund
                                                                 Services, Inc. and Fund Management Company; and
                                                                 Director and Vice Chairman, AMVESCAP PLC (parent of
                                                                 AIM and a global investment management firm).

FRANK S. BAYLEY (62)                    Trustee                  Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                           Chairman, C.D. Stimson Company (private investment
Suite 2400                                                       company); and Trustee, The Badgley Funds.
San Francisco, CA  94111


---------------------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

                                        POSITION(S)
                                        HELD WITH                PRINCIPAL OCCUPATION(S) DURING AT LEAST
NAME, ADDRESS AND AGE                   REGISTRANT               THE PAST 5 YEARS
---------------------                   ----------               ---------------------------------------
BRUCE L. CROCKETT (57)                  Trustee                  Director, ACE Limited (insurance company).
906 Frome Lane                                                   Formerly, Director, President and Chief Executive
McLean, VA   22102                                               Officer, COMSAT Corporation; and Chairman, Board of
                                                                 Governors of INTELSAT (international communications
                                                                 company).

OWEN DALY II (77)                       Trustee                  Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                              company), CF & I Steel Corp., Monumental Life
Baltimore, MD   21210                                            Insurance Company and Monumental General Insurance
                                                                 Company; and Chairman of the Board of Equitable
                                                                 Bancorporation.

ALBERT R. DOWDEN (59)                   Trustee                  Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                          Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                       Director, Magellan Insurance Company.  Formerly,
Steamboat Springs, CO 80477                                      Director, President and Chief Executive Officer,
                                                                 Volvo Group North America, Inc.; Senior Vice
                                                                 President, AB Volvo; and Director, The Hertz
                                                                 Corporation, Genmar Corporation (boat manufacturer),
                                                                 National Media Corporation and Annuity and Life Re
                                                                 (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)                Trustee                  Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                  Mercantile Mortgage Corp.; Vice Chairman of the
8th Floor, Suite 805                                             Board of Directors, President and Chief Operating
Baltimore, MD   21201                                            Officer, Mercantile-Safe Deposit & Trust Co.; and
                                                                 President, Mercantile Bankshares Corp.

JACK M. FIELDS (49)                     Trustee                  Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                        Inc. (governmental affairs company).  Formerly,
Washington, DC 20003                                             Member of the U.S. House of Representatives.

**CARL FRISCHLING (64)                  Trustee                  Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                 firm).
New York, NY   10022


PREMA MATHAI-DAVIS (50)                 Trustee                  Member, Visiting Committee, Harvard University
East 76th Street                                                 Graduate School of Education, New School
New York, NY 10021                                               University.  Formerly, Chief Executive Officer, YWCA
                                                                 of the USA; Commissioner, New York City
                                                                 Department 370 of the Aging; and Commissioner, New
                                                                 York City Metropolitan Transportation Authority.

---------------------
** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                        POSITION(S)
                                        HELD WITH                PRINCIPAL OCCUPATION(S) DURING AT LEAST
NAME, ADDRESS AND AGE                   REGISTRANT               THE PAST 5 YEARS
---------------------                   ----------               ---------------------------------------
LEWIS F. PENNOCK (58)                   Trustee                  Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057

RUTH H. QUIGLEY (66)                    Trustee                  Private investor; and President, Quigley Friedlander
1055 California Street                                           & Co., Inc. (financial advisory services firm) from
San Francisco, CA  94108                                         1984 to 1986.

LOUIS S. SKLAR (62)                     Trustee                  Executive Vice President, Development and
The Williams Tower                                               Operations, Hines Interests Limited Partnership
50th Floor                                                       (real estate development).
2800 Post Oak Blvd.
Houston, TX   77056

GARY T. CRUM (54)                       Senior Vic               Director and President, A I M Capital Management,
                                        Presiden                 Inc.; Director and Executive Vice President, A I M
                                                                 Management Group Inc.; Director and Senior Vice
                                                                 President, A I M Advisors, Inc.; and Director, A I M
                                                                 Distributors, Inc. and AMVESCAP PLC (parent of AIM
                                                                 and a global investment management firm).

CAROL F. RELIHAN (46)                   Senior Vice              Director, Senior Vice President, General Counsel and
                                        President and            Secretary, A I M Advisors, Inc.; Director, Senior
                                        Secretary                Vice President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President and
                                                                 General Counsel, Fund Management Company; Vice
                                                                 President, A I M Fund Services, Inc., A I M Capital
                                                                 Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)                     Vice President           Vice President and Fund Treasurer, A I M Advisors,
                                        and Treasurer            Inc.

MELVILLE B. COX (58)                    Vice President           Vice President and Chief Compliance Officer, A I M
                                                                 Advisors, Inc. and A I M Capital Management, Inc.;
                                                                 and Vice President, A I M Fund Services, Inc.

KAREN DUNN KELLEY (41)                  Vice President           Senior Vice President, A I M Capital Management,
                                                                 Inc.; Director, Fund Management Company; and Vice
                                                                 President, A I M Advisors, Inc.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Prema Mathai-Davis and Ms. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Ms. Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated."

                         AIM INVESTMENT SECURITIES FUNDS
                       AIM LIMITED MATURITY TREASURY FUND

                               INSTITUTIONAL CLASS


                        Supplement dated October 1, 2001
       to the Statement of Additional Information dated November 28, 2000 as revised February 22, 2001 and as supplemented July 13, 2001 and
                     August 1, 2001 and September 18, 2001


The following information replaces in its entirety the section titled "MANAGEMENT" - "Trustees and Officers" on page 3 of the Statement of Additional
Information:

"TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the trustees of the Trust also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM ("AIM Funds"). Certain of the executive officers of the Trust hold similar offices with some or all of such investment companies.

                                        POSITION(S)
                                        HELD WITH                PRINCIPAL OCCUPATION(S) DURING AT LEAST
NAME, ADDRESS AND AGE                   REGISTRANT               THE PAST 5 YEARS
---------------------                   -----------              ----------------------------------------
*ROBERT H. GRAHAM (54)                  Trustee, Chairman        Chairman, President and Chief Executive Officer,
                                        and President            A I M Management Group Inc.; Chairman and President,
                                                                 A I M Advisors, Inc.; Director and Senior Vice
                                                                 President, A I M Capital Management, Inc.; Chairman,
                                                                 A I M Distributors, Inc., A I M Fund Services, Inc.
                                                                 and Fund Management Company; and Director and Vice
                                                                 Chairman, AMVESCAP PLC (parent of AIM and a global
                                                                 investment management firm).

FRANK S. BAYLEY (62)                    Trustee                  Partner, law firm of Baker & McKenzie; Director and
Two Embarcadero Center                                           Chairman, C.D. Stimson Company (private investment
Suite 2400                                                       company); and Trustee, The Badgley Funds.
San Francisco, CA  94111

BRUCE L. CROCKETT (57)                  Trustee                  Director, ACE Limited (insurance company).
906 Frome Lane                                                   Formerly, Director, President and Chief Executive
McLean, VA   22102                                               Officer, COMSAT Corporation; and Chairman, Board of
                                                                 Governors of INTELSAT (international communications
                                                                 company).

---------------------
* Mr. Graham is an "interested person" of the Trust and AIM as that term is defined in the 1940 Act.

                                        POSITION(S)
                                        HELD WITH                PRINCIPAL OCCUPATION(S) DURING AT LEAST
NAME, ADDRESS AND AGE                   REGISTRANT               THE PAST 5 YEARS
---------------------                   -----------              ----------------------------------------
OWEN DALY II (77)                       Trustee                  Formerly, Director, Cortland Trust, Inc. (investment
Six Blythewood Road                                              company), CF & I Steel Corp., Monumental Life
Baltimore, MD   21210                                            Insurance Company and Monumental General Insurance
                                                                 Company; and Chairman of the Board of Equitable
                                                                 Bancorporation.

ALBERT R. DOWDEN (59)                   Trustee                  Chairman of the Board of Directors, Cortland Trust,
1815 Central Park Drive                                          Inc. (investment company) and DHJ Media, Inc.; and
P.O. Box 774000 - PMB #222                                       Director, Magellan Insurance Company.  Formerly,
Steamboat Springs, CO 80477                                      Director, President and Chief Executive Officer,
                                                                 Volvo Group North America, Inc.; Senior Vice
                                                                 President, AB Volvo; and Director, The Hertz
                                                                 Corporation, Genmar Corporation (boat manufacturer),
                                                                 National Media Corporation and Annuity and Life Re
                                                                 (Holdings), Ltd.

EDWARD K. DUNN, JR. (66)                Trustee                  Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza                                                  Mercantile Mortgage Corp.; Vice Chairman of the
8th Floor, Suite 805                                             Board of Directors, President and Chief Operating
Baltimore, MD   21201                                            Officer, Mercantile-Safe Deposit & Trust Co.; and
                                                                 President, Mercantile Bankshares Corp.

JACK M. FIELDS (49)                     Trustee                  Chief Executive Officer, Twenty First Century Group,
434 New Jersey Avenue, SE                                        Inc. (governmental affairs company).  Formerly,
Washington, DC 20003                                             Member of the U.S. House of Representatives.

**CARL FRISCHLING (64)                  Trustee                  Partner, Kramer Levin Naftalis & Frankel LLP (law
919 Third Avenue                                                 firm).
New York, NY   10022

PREMA MATHAI-DAVIS (50)                 Trustee                  Member, Visiting Committee, Harvard University
370 East 76th Street                                             Graduate School of Education, New School University.
New York, NY 10021                                               Formerly, Chief Executive Officer, YWCA of the USA;
                                                                 Commissioner, New York City Department of the Aging;
                                                                 and Commissioner, New York City Metropolitan
                                                                 Transportation Authority.

LEWIS F. PENNOCK (58)                   Trustee                  Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX   77057

RUTH H. QUIGLEY (66)                    Trustee                  Private investor; and President, Quigley Friedlander
1055 California Street                                           & Co., Inc. (financial advisory services firm) from
San Francisco, CA  94108                                         1984 to 1986.


---------------------
** Mr. Frischling may be an "interested person" of the Trust as that term is defined in the 1940 Act. The law firm in which Mr. Frischling is a partner is counsel to the independent directors/trustees of the AIM Funds and the AIM Funds pay such firm's fees. The AIM Funds believe that Mr. Frischling is not an interested person of the AIM Funds solely as a result of this relationship and are currently communicating with the SEC to confirm their view.

                                        POSITION(S)
                                        HELD WITH                PRINCIPAL OCCUPATION(S) DURING AT LEAST
NAME, ADDRESS AND AGE                   REGISTRANT               THE PAST 5 YEARS
---------------------                   -----------              ----------------------------------------
LOUIS S. SKLAR (62)                     Trustee                  Executive Vice President, Development and
The Williams Tower                                               Operations, Hines Interests Limited Partnership
50th Floor                                                       (real estate development).
2800 Post Oak Blvd.
Houston, TX   77056

GARY T. CRUM (54)                       Senior Vice              Director and President, A I M Capital Management,
                                        President                Inc.; Director and Executive Vice President, A I M
                                                                 Management Group Inc.; Director and Senior Vice
                                                                 President, A I M Advisors, Inc.; and Director, A I M
                                                                 Distributors, Inc. and AMVESCAP PLC (parent of AIM
                                                                 and a global investment management firm).

CAROL F. RELIHAN (46)                   Senior Vice              Director, Senior Vice President, General Counsel and
                                        President and            Secretary, A I M Advisors, Inc.; Director, Senior
                                        Secretary                Vice President, General Counsel and Secretary, A I M
                                                                 Management Group Inc.; Director, Vice President and
                                                                 General Counsel, Fund Management Company; Vice
                                                                 President, A I M Fund Services, Inc., A I M Capital
                                                                 Management, Inc. and A I M Distributors, Inc.

DANA R. SUTTON (42)                     Vice President           Vice President and Fund Treasurer, A I M Advisors,
                                        and Treasurer            Inc.

MELVILLE B. COX (58)                    Vice President           Vice President and Chief Compliance Officer, A I M
                                                                 Advisors, Inc. and A I M Capital Management, Inc.;
                                                                 and Vice President, A I M Fund Services, Inc.

KAREN DUNN KELLEY (41)                  Vice President           Senior Vice President, A I M Capital Management,
                                                                 Inc.; Director, Fund Management Company; and Vice
                                                                 President, A I M Advisors, Inc.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Messrs. Bayley, Crockett, Daly, Dowden (Vice Chair), Dunn (Chair), Fields, Frischling (on leave of absence), Pennock and Sklar, Dr. Prema Mathai-Davis and Ms. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Ms. Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Daly, Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Ms. Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as dis-interested trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the dis-interested trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the dis-interested trustees.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated."